SCHEDULE 1-CONDENSED BALANCE SHEETS (Details) - Schedule of condensed statements of operations (Parentheticals) - Parent Company [Member] - Reportable Legal Entities [Member]	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares
Condensed Income Statements, Captions [Line Items]
Net loss per ordinary share diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (7.24)	¥ (49.90)	¥ (21.99)	¥ (227.49)
Weighted average number of ordinary shares diluted	11,660,802	11,660,802	10,681,774	9,929,844